Share-Based Payments	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Payments
Share-Based Payments

Our compensation programs can include share-based payments, in the form of Restricted Stock Units (RSUs), stock options, Portfolio Performance Shares (PPSs), Total Shareholder Return Units (TSRUs), Performance Share Awards (PSAs) and restricted stock grants.

The 2014 Stock Plan (2014 Plan) replaced and superseded the 2004 Stock Plan (2004 Plan), as amended and restated. The 2014 Plan provides for 520 million shares to be authorized for grants, plus any shares remaining available for grant under the 2004 Plan as of April 24, 2014 (the carryforward shares). In addition, the 2014 Plan provides that the number of stock options, Stock Appreciation Rights (SARs) (known as TSRUs), RSUs, restricted stock awards or other performance-based awards that may be granted to any one individual during any 36-month period is limited to 20 million shares, and that RSUs, PPSs, PSAs and restricted stock grants count as three shares, while stock options and TSRUs count as one share, toward the maximum shares available under the 2014 plan. The 2004 Plan provided that the number of stock options, TSRUs or other performance-based awards granted to any one individual during any 36-month period was limited to 8 million shares, and that RSUs, PPSs, PSAs and restricted stock grants counted against the maximum available shares as two shares, while stock options and TSRUs counted as one share. As of December 31, 2015, 494 million shares were available for award.

Although not required to do so, we have used authorized and unissued shares and, to a lesser extent, treasury stock to satisfy our obligations under these programs.
A. Impact on Net Income

The following table provides the components of share-based compensation expense and the associated tax benefit (including those reported as part of discontinued operations in 2013):
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2015	2014	2013
Restricted Stock Units	$306	$270	$249
Stock Options	165	150	140
Portfolio Performance Shares	147	96	56
Total Shareholder Return Units	36	37	37
Performance Share Awards	11	30	34
Directors’ compensation	4	3	7
Share-based payment expense	669	586	523
Tax benefit for share-based compensation expense	(198)	(179)	(173)
Share-based payment expense, net of tax	$471	$407	$350

Amounts capitalized as part of inventory cost were not significant for any period presented.
B. Restricted Stock Units (RSUs)

RSUs are awarded to select employees and, when vested, entitle the holder to receive a specified number of shares of Pfizer common stock, including shares resulting from dividend equivalents paid on such RSUs. For RSUs granted during the periods presented, in virtually all instances, the units vest after three years of continuous service from the grant date.

We measure the value of RSU grants as of the grant date using the closing price of Pfizer common stock. The values determined through this fair value methodology generally are amortized on a straight-line basis over the vesting term into Cost of sales, Selling, informational and administrative expenses, and/or Research and development expenses, as appropriate.

The following table summarizes all RSU activity during 2015:
	Shares (Thousands)	Weighted-Average Grant-Date Fair Value Per Share
Nonvested, December 31, 2014	29,936	$26.99
Granted	10,602	34.40
Vested	(10,802)	22.04
Reinvested dividend equivalents	961	34.08
Forfeited	(1,562)	31.32
Nonvested, December 31, 2015	29,135	$31.53

The following table provides data related to all RSU activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2015	2014	2013
Total fair value of shares vested	$371	$401	$379
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax	$279	$255	$239
Weighted-average period over which RSU cost is expected to be recognized (years)	1.8	1.8	1.8

C. Stock Options

Stock options are awarded to select employees and, when vested, entitle the holder to purchase a specified number of shares of Pfizer common stock at a price per share equal to the closing market price of Pfizer common stock on the date of grant.

All eligible employees may receive stock option grants. No stock options were awarded to senior and other key management in any period presented; however, stock options were awarded to certain other employees. In virtually all instances, stock options granted since 2005 vest after three years of continuous service from the grant date and have a contractual term of ten years. In most cases, stock options must be held for at least one year from the grant date before any vesting may occur. In the event of a sale of business or plant closing or restructuring, options held by employees are immediately vested and are exercisable for a period from three months to their remaining term, depending on various conditions.

We measure the value of stock option grants as of the grant date using, for virtually all grants, the Black-Scholes-Merton option-pricing model. The values determined through this fair value methodology generally are amortized on a straight-line basis over the vesting term into Cost of sales, Selling, informational and administrative expenses, and/or Research and development expenses, as appropriate.

The following table provides the weighted-average assumptions used in the valuation of stock options:
	Year Ended December 31,
	2015	2014	2013
Expected dividend yield(a)	3.19%	3.18%	3.45%
Risk-free interest rate(b)	1.89%	1.94%	1.16%
Expected stock price volatility(c)	18.34%	19.76%	19.68%
Expected term (years)(d)	6.75	6.50	6.50

(a)	Determined using a constant dividend yield during the expected term of the option.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.

(c)	Determined using implied volatility, after consideration of historical volatility.

(d)	Determined using historical exercise and post-vesting termination patterns.

The following table summarizes all stock option activity during 2015:
	Shares (Thousands)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value(a) (Millions)
Outstanding, December 31, 2014	249,112	$24.05
Granted	46,130	34.59
Exercised	(56,890)	22.31
Forfeited	(4,825)	31.24
Expired	(973)	26.24
Outstanding, December 31, 2015	232,554	26.41	6.2	$1,467
Vested and expected to vest, December 31, 2015(b)	226,804	26.23	6.1	1,466
Exercisable, December 31, 2015	109,561	$20.67	4.0	$1,273

(a)	Market price of underlying Pfizer common stock less exercise price.

(b)	The number of options expected to vest takes into account an estimate of expected forfeitures.

The following table summarizes data related to all stock option activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS, EXCEPT PER STOCK OPTION AMOUNTS)	2015	2014	2013
Weighted-average grant-date fair value per stock option	$4.30	$4.40	$3.13
Aggregate intrinsic value on exercise	$666	$458	$578
Cash received upon exercise	$1,263	$1,002	$1,750
Tax benefits realized related to exercise	$187	$131	$160
Total compensation cost related to nonvested stock options not yet recognized, pre-tax	$159	$147	$120
Weighted-average period over which stock option compensation cost is expected to be recognized (years)	1.8	1.8	1.7

D. Portfolio Performance Shares (PPSs)

PPSs are awards granted to select employees which, when vested, entitle the holder to receive, at the end of the performance period, a number of shares within a possible range of shares of Pfizer common stock, including shares resulting from dividend equivalents paid on such shares. For PPSs granted during the period presented, the awards vest after three years of continuous service from the grant date and the number of shares paid, if any, depends on the achievement of predetermined goals related to Pfizer’s long-term product portfolio during a five-year performance period from the year of the grant date. The target number of shares is determined by reference to competitive survey data. The number of shares that may be earned over the performance period ranges from 0% to 200% of the initial award.
We measure the value of PPS grants as of the grant date using the intrinsic value method, for which we use the closing price of Pfizer common stock. The values are amortized on a straight-line basis over the probable vesting term into Cost of sales, Selling, informational and administrative expenses and/or Research and development expenses, as appropriate, and adjusted each reporting period, as necessary, to reflect changes in the price of Pfizer’s common stock, changes in the number of shares that are probable of being earned and changes in management’s assessment of the probability that the specified performance criteria will be achieved and/or changes in management’s assessment of the probable vesting term.

The following table summarizes all PPS activity during 2015, with the shares representing the maximum award that could be achieved:
	Shares (Thousands)	Weighted-Average Intrinsic Value Per Share
Nonvested, December 31, 2014	18,877	$31.15
Granted	8,537	34.59
Vested(a)	(3,403)	34.38
Forfeited	(1,508)	33.75
Nonvested, December 31, 2015(a)	22,503	$32.28
(a)Vested and non-vested shares outstanding, but not paid as of December 31, 2015 were 25,895.

The following table provides data related to all PPS activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2015	2014	2013
Total fair value of shares vested	$60	$—	$—
Total compensation cost related to nonvested PPS awards not yet recognized, pre-tax	$102	$139	$107
Weighted-average period over which PPS cost is expected to be recognized (years)	1.7	1.8	2.0

E. Total Shareholder Return Units (TSRUs)

TSRUs are awarded to senior and other key management. TSRUs entitle the holders to receive a number of shares of our common stock with a value equal to the difference between the defined settlement price and the grant price, plus the dividends accumulated during the five-year or seven-year term, if and to the extent the total value is positive. The settlement price is the average closing price of Pfizer common stock during the 20 trading days ending on the fifth or seventh anniversary of the grant, as applicable; the grant price is the closing price of Pfizer common stock on the date of the grant.

The TSRUs are automatically settled on the fifth or seventh anniversary of the grant but vest on the third anniversary of the grant, after which time there is no longer a substantial risk of forfeiture. The target number of shares is determined by reference to the fair value of share-based awards to similar employees in the industry peer group.

We measure the value of TSRU grants as of the grant date using a Monte Carlo simulation model. The values determined through this fair value methodology generally are amortized on a straight-line basis over the vesting term into Cost of sales, Selling, informational and administrative expenses, and/or Research and development expenses, as appropriate.

The following table provides the weighted-average assumptions used in the valuation of TSRUs:
	Year Ended December 31,
	2015	2014	2013
Expected dividend yield(a)	3.19%	3.18%	3.45%
Risk-free interest rate(b)	1.76%	1.78%	1.03%
Expected stock price volatility(c)	18.41%	19.76%	19.68%
Contractual term (years)	5.91	5.97	5.98

(a)	Determined using a constant dividend yield during the expected term of the TSRU.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.

(c)	Determined using implied volatility, after consideration of historical volatility.

The following table summarizes all TSRU activity during 2015:
	Share Units (Thousands)	Weighted-Average Grant-Date Fair Value Per Share Unit	Weighted-Average Grant Price Per Share Unit
Nonvested, December 31, 2014	20,935	$5.29	$26.40
Granted	6,394	6.66	34.54
Vested	(8,050)	4.51	21.22
Forfeited	(1,212)	6.22	31.44
Nonvested, December 31, 2015	18,067	$6.07	$31.27

The following table summarizes all outstanding TSRU activity as of December 31, 2015(a):
	Share Units (Thousands)	Weighted-Average Grant Price Per Share Unit	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (Millions)
Outstanding	35,757	$25.82	2.9	$347
Vested	17,690	20.26	1.7	286
Expected to vest	18,067	31.27	4.2	61

(a)	In 2015, we settled 4,247,428 share units with a weighted-average grant price of $17.69 per share unit.

The following table provides data related to all TSRU activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS, EXCEPT PER TSRU AMOUNTS)	2015	2014	2013
Weighted-average grant-date fair value per TSRU	$6.66	$6.51	$5.14
Total compensation cost related to nonvested TSRU grants not yet recognized, pre-tax	$29	$30	$31
Weighted-average period over which TSRU cost is expected to be recognized (years)	1.8	1.8	1.6

F. Performance Share Awards (PSAs)

PSAs are awarded to senior and other key management. PSAs vest after three years of continuous service from the grant date. The number of shares paid, if any, including shares resulting from dividend equivalents, for awards granted in 2015, depends upon the achievement of predetermined goals related to two measures: (i) operating income over three one-year periods; and (ii) Total Shareholder Return (TSR) as compared to the NYSE ARCA Pharmaceutical Index (DRG Index) over the three-year performance period. The number of shares paid from awards granted in 2014 and prior depends upon the achievement of predetermined goals related to Pfizer's TSR as compared to an industry peer group, for the three-year performance period from the year of the grant date. The target number of shares is determined by reference to the value of share-based awards to similar employees in the industry peer group. The number of shares that are earned over the performance period ranges from 0% to 200% of the initial award.

We measure the value of PSA grants as of the grant date using the intrinsic value method, for which we use the closing price of Pfizer common stock. The values are amortized on a straight-line basis over the probable vesting term into Cost of sales, Selling, informational and administrative expenses, and/or Research and development expenses, as appropriate, and adjusted each reporting period, as necessary, to reflect changes in the price of Pfizer’s common stock, changes in the number of shares that are probable of being earned and changes in management’s assessment of the probability that the specified performance criteria will be achieved.

The following table summarizes all PSA activity during 2015, with the shares granted representing the maximum award that could be achieved:
	Shares (Thousands)	Weighted-Average Intrinsic Value Per Share
Nonvested, December 31, 2014	4,090	$31.15
Granted	1,648	34.59
Vested	(417)	34.65
Forfeited	(1,450)	34.55
Nonvested, December 31, 2015	3,871	$32.28

The following table provides data related to all PSA activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2015	2014	2013
Total fair value of shares vested	$14	$39	$40
Total compensation cost related to nonvested PSA grants not yet recognized, pre-tax	$24	$21	$25
Weighted-average period over which PSA cost is expected to be recognized (years)	1.9	1.7	1.7